RELATED PARTIES - Sales and Trade Receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Sales	$ 5,142	$ 7,442	$ 8,259
Trade receivables	269	298
Calvert | Joint Venture
Disclosure of transactions between related parties [line items]
Sales	1,488	2,518	2,207
Trade receivables	18	5
Gonvarri Steel Industries | Associate
Disclosure of transactions between related parties [line items]
Sales	1,395	1,728	2,022
Trade receivables	67	42
Borçelik | Joint Venture
Disclosure of transactions between related parties [line items]
Sales	312	474	536
Trade receivables	15	20
ArcelorMittal CLN Distribuzione Italia | Joint Venture
Disclosure of transactions between related parties [line items]
Sales	304	483	511
Trade receivables	6	57
Bamesa | Associate
Disclosure of transactions between related parties [line items]
Sales	226	365	383
Trade receivables	27	32
I/N Kote L.P. | Other
Disclosure of transactions between related parties [line items]
Sales	226	321	329
Trade receivables	0	2
ArcelorMittal RZK Çelik Servis Merkezi | Joint Venture
Disclosure of transactions between related parties [line items]
Sales	167	225	136
Trade receivables	14	13
Aperam | Other
Disclosure of transactions between related parties [line items]
Sales	155	172	278
Trade receivables	19	16
Coils Lamiere Nastri (C.L.N.) | Associate
Disclosure of transactions between related parties [line items]
Sales	146	247	265
Trade receivables	7	10
Tuper | Joint Venture
Disclosure of transactions between related parties [line items]
Sales	128	147	155
Trade receivables	36	43
WDI | Associate
Disclosure of transactions between related parties [line items]
Sales	106	105	148
Trade receivables	1	1
Tameh | Joint Venture
Disclosure of transactions between related parties [line items]
Sales	64	109	110
Trade receivables	6	8
SSC Tanger | Associate
Disclosure of transactions between related parties [line items]
Sales	49	55	53
Trade receivables	1	1
Al Jubail | Joint Venture
Disclosure of transactions between related parties [line items]
Sales	4	25	115
Trade receivables	4	0
Macsteel | Other
Disclosure of transactions between related parties [line items]
Sales	0	0	470
Trade receivables	0	0
Other
Disclosure of transactions between related parties [line items]
Sales	372	468	$ 541
Trade receivables	$ 48	$ 48